--------------------------------------------------------------------------------

                       Dimensional Investment Group Inc.
                       U.S. Large Cap Value Portfolio III

                               Semi-Annual Report

                         Six Months Ended May 31, 1999
                                  (Unaudited)

                     -------------------------------------

                       DIMENSIONAL INVESTMENT GROUP INC.

                       U.S. LARGE CAP VALUE PORTFOLIO III
                               SEMI-ANNUAL REPORT
                                  (UNAUDITED)

                               TABLE OF CONTENTS

                                                                           PAGE
                                                                          ------
DIMENSIONAL INVESTMENT GROUP INC.
    Statement of Assets and Liabilities.................................       1
    Statement of Operations.............................................       2
    Statements of Changes in Net Assets.................................       3
    Financial Highlights................................................       4
    Notes to Financial Statements.......................................     5-6

THE DFA INVESTMENT TRUST COMPANY -- THE U.S. LARGE CAP VALUE SERIES
    Schedule of Investments.............................................     7-9
    Statement of Assets and Liabilities.................................      10
    Statement of Operations.............................................      11
    Statements of Changes in Net Assets.................................      12
    Financial Highlights................................................      13
    Notes to Financial Statements.......................................   14-15

This report is submitted for the information of the Fund's shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

                       DIMENSIONAL INVESTMENT GROUP INC.

                       U.S. LARGE CAP VALUE PORTFOLIO III

                      STATEMENT OF ASSETS AND LIABILITIES

                                  MAY 31, 1999
                                  (UNAUDITED)

                  (AMOUNTS IN THOUSANDS, EXCEPT SHARE AMOUNTS)

ASSETS:
Investment in The U.S. Large Cap Value Series of The DFA Investment Trust Company
  (23,193,374 Shares, Cost $289,311)++ at Value..........................................  $   460,157
Receivable for Investment Securities Sold................................................        1,050
Prepaid Expenses and Other Assets........................................................           54
                                                                                           -----------
    Total Assets.........................................................................      461,261
                                                                                           -----------

LIABILITIES:
Payable for Fund Share Redeemed..........................................................        1,087
Accrued Expenses.........................................................................           29
                                                                                           -----------
    Total Liabilities....................................................................        1,116
                                                                                           -----------

NET ASSETS...............................................................................  $   460,145
                                                                                           -----------
                                                                                           -----------

SHARES OUTSTANDING, $.01 PAR VALUE
  (Authorized 100,000,000)...............................................................   21,918,908
                                                                                           -----------
                                                                                           -----------

NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE.................................  $     20.99
                                                                                           -----------
                                                                                           -----------

NET ASSETS CONSIST OF:
Paid-In Capital..........................................................................  $   240,872
Undistributed Net Investment Income......................................................        1,257
Undistributed Net Realized Gain..........................................................       47,170
Unrealized Appreciation of Investment Securities.........................................      170,846
                                                                                           -----------
    Total Net Assets.....................................................................  $   460,145
                                                                                           -----------
                                                                                           -----------

--------------

++ Approximates cost for Federal income tax purposes.

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.

                       U.S. LARGE CAP VALUE PORTFOLIO III

                            STATEMENT OF OPERATIONS

                     FOR THE SIX MONTHS ENDED MAY 31, 1999
                                  (UNAUDITED)

                             (AMOUNTS IN THOUSANDS)

INVESTMENT INCOME
    Income Distributions Received from The DFA Investment Trust Company.....................  $   2,206
                                                                                              ---------

EXPENSES
    Administrative Services.................................................................         23
    Accounting & Transfer Agent Fees........................................................         10
    Legal Fees..............................................................................         13
    Audit Fees..............................................................................          2
    Filing Fees.............................................................................         10
    Shareholders' Reports...................................................................         10
    Directors' Fees and Expenses............................................................          5
    Organization Costs......................................................................          3
    Other...................................................................................          1
                                                                                              ---------
        Total Expenses......................................................................         77
                                                                                              ---------
    NET INVESTMENT INCOME...................................................................      2,129
                                                                                              ---------

NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS:

Capital Gain Distributions Received from The DFA Investment Trust Company...................     36,279

Net Realized Gain on Investment Securities..................................................     12,309

Change in Unrealized Appreciation of Investment Securities..................................     14,237
                                                                                              ---------

    NET GAIN ON INVESTMENT SECURITIES.......................................................     62,825
                                                                                              ---------

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS........................................  $  64,954
                                                                                              ---------
                                                                                              ---------

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.

                       U.S. LARGE CAP VALUE PORTFOLIO III

                      STATEMENTS OF CHANGES IN NET ASSETS

                             (AMOUNTS IN THOUSANDS)

                                                                           SIX MONTHS     YEAR
                                                                              ENDED       ENDED
                                                                             MAY 31,    NOV. 30,
                                                                              1999        1998
                                                                           -----------  ---------
                                                                           (UNAUDITED)
INCREASE (DECREASE) IN NET ASSETS
Operations:
    Net Investment Income................................................   $   2,129   $   8,036

    Capital Gain Distributions Received from
      the DFA Investment Trust Company...................................      36,279      25,896
    Net Realized Gain on Investment Securities...........................      12,309       7,069
    Change in Unrealized Appreciation of Investment Securities...........      14,237      16,005
                                                                           -----------  ---------
        Net Increase in Net Assets Resulting from Operations.............      64,954      57,006
                                                                           -----------  ---------
Distributions From:
    Net Investment Income................................................      (7,622)     (8,184)
    Net Realized Gains...................................................     (26,480)    (26,867)
                                                                           -----------  ---------
        Total Distributions..............................................     (34,102)    (35,051)
                                                                           -----------  ---------
Capital Share Transactions (1):
    Shares Issued........................................................      19,982      75,702
    Shares Issued in Lieu of Cash Distributions..........................      34,101      26,709
    Shares Redeemed......................................................    (109,401)   (110,793)
                                                                           -----------  ---------
        Net Decrease From Capital Share Transactions.....................     (55,318)     (8,382)
                                                                           -----------  ---------
        Total Decrease...................................................     (24,466)    (13,573)
NET ASSETS
    Beginning of Period..................................................     484,611     471,038
                                                                           -----------  ---------
    End of Period........................................................   $ 460,145   $ 484,611
                                                                           -----------  ---------
                                                                           -----------  ---------
(1) SHARES ISSUED AND REDEEMED:
    Shares Issued........................................................         999       4,052
    Shares Issued in Lieu of Cash Distributions..........................       1,896       1,529
    Shares Redeemed......................................................      (5,595)     (5,724)
                                                                           -----------  ---------
                                                                               (2,700)       (143)
                                                                           -----------  ---------
                                                                           -----------  ---------

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.

                       U.S. LARGE CAP VALUE PORTFOLIO III

                              FINANCIAL HIGHLIGHTS

                (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                      SIX MONTHS           YEAR              YEAR              YEAR             FEB. 3
                                         ENDED             ENDED             ENDED             ENDED              TO
                                        MAY 31,          NOV. 30,          NOV. 30,          NOV. 30,          NOV. 30,
                                         1999              1998              1997              1996              1995
                                      -----------       -----------       -----------       -----------       -----------
                                      (UNAUDITED)
Net Asset Value, Beginning of
  Period............................   $   19.68         $    19.02        $    15.76        $    12.92        $    10.00
                                      -----------       -----------       -----------       -----------       -----------
INCOME FROM INVESTMENT OPERATIONS
  Net Investment Income.............        0.11               0.33              0.32              0.28              0.23
  Net Gains on Securities (Realized
    and Unrealized).................        2.64               1.75              3.52              2.60              3.09
                                      -----------       -----------       -----------       -----------       -----------
  Total from Investment
    Operations......................        2.75               2.08              3.84              2.88              3.32
                                      -----------       -----------       -----------       -----------       -----------
LESS DISTRIBUTIONS
  Net Investment Income.............       (0.33)             (0.33)            (0.29)            (0.04)            (0.23)
  Net Realized Gains................       (1.11)             (1.09)            (0.29)               --             (0.17)
                                      -----------       -----------       -----------       -----------       -----------
  Total Distributions...............       (1.44)             (1.42)            (0.58)            (0.04)            (0.40)
                                      -----------       -----------       -----------       -----------       -----------
Net Asset Value, End of Period......   $   20.99         $    19.68        $    19.02        $    15.76        $    12.92
                                      -----------       -----------       -----------       -----------       -----------
                                      -----------       -----------       -----------       -----------       -----------
Total Return........................       15.19%#            11.85%            25.23%            22.34%            33.27%#

Net Assets, End of Period
  (thousands).......................   $ 460,145         $  484,611        $  471,038        $  379,974        $  135,043
Ratio of Expenses to Average Net
  Assets (1)........................        0.19%*             0.19%             0.23%             0.26%             0.31%*
Ratio of Net Investment Income to
  Average Net Assets................        0.92%*             1.67%             1.79%             2.29%             2.82%*
Portfolio Turnover Rate.............         N/A                N/A               N/A               N/A               N/A
Portfolio Turnover Rate of Master
  Fund Series.......................       37.54%*            24.70%            17.71%            20.12%            29.41%(a)

--------------

*   Annualized

#   Non-Annualized

(1) Represents the combined ratio for the Portfolio and its respective pro-rata share of its Master Fund Series.

(a) Master Fund Series turnover calculated for the year ended November 30, 1995.

N/A Refer to the Master Fund Series

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.

                         NOTES TO FINANCIAL STATEMENTS

                                  (UNAUDITED)

A. ORGANIZATION:

    Dimensional Investment Group Inc. (the "Fund") is an open-end management investment company registered under the Investment Company Act of 1940, whose shares are offered to institutional investors, retirement plans and clients of registered investment advisors. The Fund currently offers thirteen portfolios, of which U.S. Large Cap Value Portfolio III (the "Portfolio") is presented in this report.

    The Portfolio invests all of its assets in The U.S. Large Cap Value Series (the "Series"), a corresponding series of The DFA Investment Trust Company. At May 31, 1999, the Portfolio owned 2% of the outstanding shares of the Series. The financial statements of the Series are included elsewhere in this report and should be read in conjunction with the financial statements of the Portfolio.

B. SIGNIFICANT ACCOUNTING POLICIES:

    The following significant accounting policies are in conformity with generally accepted accounting principles for investment companies. Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in accordance with generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

    1. SECURITY VALUATION: The shares of the Series held by the Portfolio are valued at its respective daily net asset value.

    2. FEDERAL INCOME TAXES: It is the Portfolio's intention to continue to qualify as a regulated investment company and distribute all of its taxable income. Accordingly, no provision for Federal income tax is required in the financial statements.

    3. OTHER: Security transactions are accounted for on the date the securities are purchased or sold. Costs used in determining realized gains and losses on the sale of investment securities are those of specific securities sold. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Expenses directly attributable to the Portfolio or to the Series are directly charged. Common expenses are allocated using methods determined by the Board of Directors.

C. INVESTMENT ADVISOR:

    Dimensional Fund Advisors Inc. ("DFA" or the "Advisor") provides administrative services to the Portfolio, including supervision of services provided by others, providing information to the shareholders and to the Board of Directors, and other administrative services. The Advisor provides investment advisory services to the Series. For the six months ended May 31, 1999, the Portfolio's administrative fees were computed daily and paid monthly to the Advisor based on an effective annual rate of 0.01 of 1% of average daily net assets.

    Certain officers of the Portfolio are also officers, directors and shareholders of the Advisor.

D. INVESTMENTS:

    At May 31, 1999, gross unrealized appreciation and depreciation for federal income tax purposes of investment securities was as follows (amounts in thousands):

Gross Unrealized Appreciation..........................  $ 170,846
Gross Unrealized Depreciation..........................         --
                                                         ---------
Net....................................................  $ 170,846
                                                         ---------
                                                         ---------

E. LINE OF CREDIT:

    The Fund, together with other DFA-advised portfolios, has entered into a $50 million unsecured line of credit with its domestic custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $50 million. Borrowings under the line are charged interest at the current overnight federal funds rate plus a variable rate determined at the date of borrowing. Each portfolio is individually, and not jointly liable for its particular advances under the line. There is no commitment fee on the unused portion of the line of credit. There were no borrowings under the line of credit during the six months ended May 31, 1999.

                        THE U.S. LARGE CAP VALUE SERIES

                            SCHEDULE OF INVESTMENTS

                                  MAY 31, 1999
                                  (UNAUDITED)

                                                               SHARES        VALUE+
                                                         ------------  ------------
COMMON STOCKS -- (99.0%)
 AK Steel Holding Corp.................................       156,800  $  3,763,200
 *AMR Corp.............................................       565,000    36,760,312
 AVX Corp..............................................       177,100     3,619,481
 *#Advanced Micro Devices, Inc.........................       485,900     8,989,150
 Aetna, Inc............................................       544,726    49,467,930
 *Airgas, Inc..........................................        28,800       329,400
 *#Alaska Air Group, Inc...............................        38,100     1,581,150
 Albemarle Corp........................................       102,100     2,290,869
 Alexander & Baldwin, Inc..............................       164,000     3,710,500
 *Allegheny Corp.......................................        16,822     3,044,782
 Alliant Energy Corp...................................       177,100     5,346,206
 Ambac, Inc............................................       140,300     8,181,244
 Amerada Hess Corp.....................................       246,100    14,750,619
 *America West Holdings Corp. Class B..................       108,800     2,121,600
 American Annuity Group, Inc...........................         3,300        77,550
 American Financial Group, Inc.........................       154,200     5,204,250
 American General Corp.................................       426,007    30,779,006
 *American Greetings Corp. Class A.....................       105,100     3,008,487
 American National Insurance Co........................        21,900     1,550,794
 Amerus Life Holdings, Inc. Class A....................        45,600     1,177,050
 Apache Corp...........................................       270,600     9,741,600
 Arch Coal, Inc........................................        14,800       216,450
 #Archer-Daniels Midland Co............................     1,864,835    27,972,525
 *Arrow Electronics, Inc...............................       372,600     6,473,925
 Asarco, Inc...........................................       109,900     1,765,269
 *Associated Group, Inc. Class A.......................         6,500       421,687
 Atlantic Richfield Co.................................       221,200    18,511,675
 Avnet, Inc............................................       115,600     5,035,825
 *BJ Services, Co......................................       228,200     6,289,762
 Baker Hughes, Inc.....................................        75,400     2,346,825
 Bancwest Corp.........................................        98,600     3,746,800
 Bankers Trust New York Corp...........................       211,700    19,595,481
 Bear Stearns Companies, Inc...........................       304,958    13,532,511
 Belo (A.H.) Corp. Class A.............................       287,600     6,345,175
 Berkley (W.R.) Corp...................................        68,200     1,739,100
 *Bethlehem Steel Corp.................................       444,400     3,694,075
 *Beverly Enterprises..................................       296,100     2,146,725
 Black & Decker Corp...................................       143,800     8,187,612
 Block Drug Co., Inc. Class A..........................        37,588     1,395,454
 Boise Cascade Corp....................................       162,100     6,423,212
 Borg Warner Automotive, Inc...........................        46,300     2,566,756
 Bowater, Inc..........................................       141,300     7,276,950
 Brunswick Corp........................................       273,500     6,564,000
 Burlington Coat Factory Warehouse Corp................        10,000       168,750
 Burlington Northern Santa Fe Corp.....................     1,303,200    40,399,200
 *CBRL Group, Inc......................................        55,300       955,653
 CIGNA Corp............................................       112,424    10,483,538
 *CNA Financial Corp...................................       501,800    21,796,937
 #CSX Corp.............................................       591,800    27,777,612
 *Cabletron Systems, Inc...............................       438,500     6,522,687
 Capital Re Corp.......................................        26,600       433,912
 Carpenter Technology Corp.............................        21,900       624,150
 Case Corp.............................................       194,900     9,160,300
 Champion International Corp...........................       264,100    13,535,125

                                                               SHARES        VALUE+
                                                         ------------  ------------

 Chesapeake Corp.......................................        15,100  $    544,544
 Chiquita Brands International, Inc....................       240,200     1,936,612
 *Chris-Craft Industries, Inc..........................        70,872     3,268,971
 #Cincinnati Financial Corp............................       431,480    17,785,066
 *Circus Circus Enterprises, Inc.......................       296,300     6,259,337
 *Commerce Group, Inc..................................        81,600     1,892,100
 Comsat Corp. Series 1.................................        96,600     3,151,575
 Consolidated Papers, Inc..............................       196,100     5,441,775
 Cooper Tire & Rubber Co...............................        95,100     2,258,625
 *Corn Products International, Inc.....................        44,200     1,303,900
 *Corporate Express, Inc...............................        33,200       217,356
 Countrywide Credit Industries, Inc....................       304,500    12,522,562
 Crown Cork & Seal Co., Inc............................       393,100    12,333,512
 #Cummins Engine Co., Inc..............................       113,800     5,761,125
 *Cypress Semiconductor Corp...........................       184,700     2,054,787
 #Cyprus Amax Minerals Co., Inc........................       293,900     3,692,119
 *Delphi Automotive Systems Corp.......................     1,096,830    21,525,305
 *Delphi Financial Group, Inc. Class A.................           832        28,871
 Devon Energy Corp.....................................        26,100       906,975
 Dillards, Inc. Class A................................       321,700    11,299,712
 ENSCO International, Inc..............................       362,400     6,432,600
 Earthgrains Co........................................        50,600     1,185,937
 Enhance Financial Services Group, Inc.................       116,400     2,277,075
 Enron Oil & Gas Corp..................................       217,800     4,151,812
 *Enserch Exploration Corp.............................       144,718       985,891
 Everest Reinsurance Holdings, Inc.....................       211,300     6,946,487
 *Extended Stay America, Inc...........................       355,300     3,775,062
 FBL Financial Group, Inc. Class A.....................        15,100       302,944
 *#Federated Department Stores, Inc....................       621,400    33,866,300
 Financial Security Assurance Holdings, Ltd............        41,800     2,372,150
 First Citizens Bancshares, Inc. NC....................        10,300       841,059
 Florida East Coast Industries, Inc....................        62,500     2,187,500
 *Fluor Corp...........................................        53,600     1,996,600
 Ford Motor Co.........................................     2,037,700   116,276,256
 Fortune Brands, Inc...................................       574,000    23,462,250
 *Foundation Health Systems, Inc.......................        29,000       518,375
 *Fruit of The Loom, Inc. Class A......................       120,600     1,243,687
 GATX Corp.............................................        84,400     3,275,775
 General Motors Corp...................................     1,569,300   108,281,700
 *General Motors Corp. Class H.........................       281,346    15,438,862
 Georgia-Pacific Corp..................................       222,500    19,232,344
 *Golden State Bancorp, Inc............................       144,900     3,559,106
 Golden West Financial Corp............................        90,800     8,614,650
 #Goodrich (B.F.) Co...................................        95,400     3,863,700
 Great Atlantic & Pacific Tea Co., Inc.................       126,700     4,149,425
 Great Lakes Chemical Corp.............................        23,900     1,079,981
 Greenpoint Financial Corp.............................        92,000     3,174,000
 *Harris Corp..........................................        23,300       881,031
 *Healthsouth Corp.....................................       691,700     9,251,488
 *Helmerich & Payne, Inc...............................       132,200     3,081,913
 Hilton Hotels Corp....................................       714,200     9,820,250
 Hollinger International, Inc. Class A.................       147,100     2,041,013
 Host Marriott Corp....................................       311,300     3,900,978
 *Humana, Inc..........................................       371,400     4,665,713
 *IBP, Inc.............................................       288,400     6,182,575

THE U.S. LARGE CAP VALUE SERIES

CONTINUED

                                                               SHARES        VALUE+
                                                         ------------  ------------
 #IMC Global, Inc......................................       310,300  $  6,496,906
 *IVAX Corp............................................        21,600       290,250
 Ikon Office Solutions, Inc............................       385,000     5,365,938
 *Integrated Health Services, Inc......................        87,100       511,713
 *Interim Services, Inc................................       119,900     2,615,319
 #International Paper Co...............................     1,071,241    53,562,050
 *International Speciality Products, Inc...............       252,000     2,362,500
 *#K Mart Corp.........................................     1,417,400    21,792,525
 Kerr-McGee Corp.......................................       127,800     5,942,700
 *LSI Logic Corp.......................................       103,500     3,835,969
 LTV Corp..............................................       225,900     1,383,638
 *#Lafarge Corp........................................       158,300     5,293,156
 *Lam Research Corp....................................       113,900     3,157,166
 Lehman Brothers Holdings, Inc.........................       304,200    16,616,925
 Lennar Corp...........................................         1,900        42,988
 Liberty Corp..........................................        40,400     2,088,175
 Liberty Financial Companies, Inc......................       160,000     4,180,000
 Lincoln National Corp.................................       223,050    22,695,338
 Loews Corp............................................       315,500    25,654,094
 Longs Drug Stores Corp................................        50,900     1,771,956
 Louisiana-Pacific Corp................................       298,100     6,036,525
 *Lubrizol Corp........................................       182,000     5,005,000
 *#Lyondell Chemical Co................................       184,500     3,517,031
 *MGM Grand, Inc.......................................        30,971     1,300,782
 Mallinckrodt, Inc.....................................       205,200     7,105,050
 Mark IV Industries, Inc...............................        86,100     1,592,850
 Mead Corp.............................................       281,000    10,502,375
 Media General, Inc. Class A...........................        16,900       872,463
 #Millennium Chemicals, Inc............................       179,000     4,463,813
 Mitchell Energy & Development Corp. Class A...........        68,500     1,096,000
 Mitchell Energy & Development Corp. Class B...........        41,600       670,800
 Murphy Oil Corp.......................................        31,700     1,555,281
 NAC RE Corp...........................................        44,300     2,417,119
 *#National Semiconductor Corp.........................       513,600     9,951,000
 Noble Affiliates, Inc.................................       108,000     2,862,000
 #Norfolk Southern Corp................................       999,800    32,743,450
 Occidental Petroleum Corp.............................       650,800    13,748,150
 *Officemax, Inc.......................................       367,200     4,222,800
 Ogden Corp............................................       151,696     3,782,919
 #Ohio Casualty Corp...................................       106,900     4,065,541
 #Old Republic International Corp......................       553,275    10,062,689
 Olsten Corp...........................................        13,300       118,038
 Orion Capital Corp....................................        98,600     2,877,888
 Overseas Shipholding Group, Inc.......................        37,500       468,750
 *#Owens-Illinois, Inc.................................       265,100     8,085,550
 PMI Group, Inc........................................        63,400     3,708,900
 Pacific Century Financial Corp........................       124,500     2,490,000
 *Pacificare Health Systems, Inc. Class B..............        39,256     3,389,510
 *Park Place Entertainment Corp........................       586,400     6,157,200
 Penney (J.C.) Co., Inc................................     1,065,700    55,083,369
 *Pennzenergy Co.......................................        55,600       858,325
 Penzoil Quaker State Co...............................        55,600       771,450
 #Pep Boys - Manny, Moe & Jack.........................       151,100     2,852,013
 #Phelps Dodge Corp....................................       168,800     8,745,950
 #Pioneer Natural Resources Co.........................       401,900     4,370,663
 Potlatch Corp.........................................        94,600     3,724,875
 Provident Companies, Inc..............................       550,808    21,515,938
 *Pulte Corp...........................................        83,900     1,997,869
                                                               SHARES        VALUE+
                                                         ------------  ------------

 Questar Corp..........................................       167,000  $  3,183,438
 RJR Nabisco Holdings Corp.............................       887,680    27,462,600
 Rayonier, Inc.........................................        83,000     3,869,875
 *Reliance Group Holdings, Inc.........................       448,300     4,454,981
 #Reynolds Metals Co...................................       177,900     9,462,056
 *Rowan Companies, Inc.................................       302,300     5,101,313
 #Russell Corp.........................................       137,400     3,220,313
 #Ryder System, Inc....................................       268,800     6,451,200
 Ryerson Tull, Inc.....................................        64,592     1,485,616
 Safeco Corp...........................................       368,300    16,193,691
 Saint Paul Companies, Inc.............................       648,326    23,056,093
 *Seagate Technology, Inc..............................        64,100     1,935,019
 #Service Corp. International..........................       105,100     2,016,606
 *Silicon Graphics, Inc................................       456,700     5,651,663
 *#Smurfit-Stone Container Corp........................       235,026     5,067,748
 *Spiegel, Inc. Class A Non-Voting.....................         1,600        11,750
 Springs Industries, Inc. Class A......................         7,700       305,113
 *Sprint Corp. (PCS Group).............................         5,850       263,250
 St. Joe Corp..........................................        78,400     2,141,300
 *Starwood Hotels and Resorts Worldwide, Inc...........        96,000     3,144,000
 *Tech Data Corp.......................................        31,500     1,158,609
 Tecumseh Products Co. Class A.........................        58,300     3,833,225
 *Tecumseh Products Co. Class B........................         9,100       545,431
 Tektronix, Inc........................................        48,200     1,117,638
 Telephone & Data Systems, Inc.........................       152,900    10,282,525
 Temple-Inland, Inc....................................       138,200     9,259,400
 *Tenneco, Inc.........................................       615,100    14,339,519
 Terra Industries, Inc.................................        61,400       241,763
 *Thermo-Electron Corp.................................       455,800     8,717,175
 Tidewater, Inc........................................       138,000     3,527,625
 Timken Co.............................................       177,800     3,656,013
 *#Toys R Us, Inc......................................       683,600    15,765,525
 Transamerica Corp.....................................       462,800    33,957,950
 Travelers Property Casualty Corp......................       477,000    18,841,500
 Tyson Foods, Inc. Class A.............................         6,600       151,800
 *UMB Financial Corp...................................        38,100     1,616,869
 USX-Marathon Group, Inc...............................       665,450    19,921,909
 USX-US Steel Group....................................       314,400     8,469,150
 *Ultramar Diamond Shamrock Corp.......................       188,600     4,149,200
 Union Pacific Corp....................................       669,100    38,180,519
 Union Pacific Resources Group, Inc....................       773,900    10,786,231
 Unisource Worldwide, Inc..............................       120,100     1,411,175
 *United States Cellular Corp..........................       141,300     6,817,725
 *Unitrin, Inc.........................................       223,800     7,846,988
 *Unova, Inc...........................................       273,500     3,965,750
 Valero Energy Corp....................................       268,500     5,386,781
 Valhi, Inc............................................        91,000     1,074,938
 *Venator Group, Inc...................................       494,500     5,408,594
 *Viacom, Inc. Class A.................................       210,400     8,113,550
 *Viacom, Inc. Class B.................................       670,000    25,795,000
 *Vishay Intertechnology, Inc..........................       162,764     3,387,526
 *Wallace Computer Services, Inc.......................        31,000       711,063
 Weis Markets, Inc.....................................        20,800       731,900
 Wesco Financial Corp..................................        12,540     4,072,365
 Westvaco Corp.........................................       300,550     8,584,459
 Weyerhaeuser Co.......................................         5,900       366,169
 Whirlpool Corp........................................        69,000     4,450,500
 Willamette Industries, Inc............................       298,600    12,653,175
 *World Color Press, Inc...............................        54,100     1,379,550

THE U.S. LARGE CAP VALUE SERIES

CONTINUED

                                                               SHARES        VALUE+
                                                         ------------  ------------
 Worthington Industries, Inc...........................       184,000  $  2,363,250
 *Xtra Corp............................................         6,200       275,900
                                                                       ------------
TOTAL COMMON STOCKS
  (Cost $1,514,542,045)................................                1,891,344,947
                                                                       ------------
PREFERRED STOCKS -- (0.1%)
 *Pacificare Health Systems, Inc. 5% Cumulative,
   Convertible, Redeemable, Class A
   (Cost $855,404).....................................        12,040     1,029,796
                                                                       ------------

                                                             FACE
                                                            AMOUNT
                                                         ------------

                                                            (000)
TEMPORARY CASH INVESTMENTS -- (0.9%)
 Repurchase Agreement, PNC Capital Markets Inc. 4.60%,
   06/01/99 (Collateralized by U.S. Treasury Notes
   6.875%, 05/15/06, valued at $18,004,100) to be
   repurchased at $17,740,063.
   (Cost $17,731,000)..................................  $    17,731     17,731,000
                                                                       ------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $1,533,128,549)++..............................                $1,910,105,743
                                                                       ------------
                                                                       ------------
--------------------
   +  See Note B to Financial Statements.
   *  Non-Income Producing Securities
   #  Total or Partial Securities on Loan
  ++  Approximates cost for federal income tax purposes.

                See accompanying Notes to Financial Statements.

                        THE DFA INVESTMENT TRUST COMPANY

                        THE U.S. LARGE CAP VALUE SERIES

                      STATEMENT OF ASSETS AND LIABILITIES

                                  MAY 31, 1999

                                  (UNAUDITED)

                  (AMOUNTS IN THOUSANDS, EXCEPT SHARE AMOUNTS)

ASSETS:
Investments at Value....................................................................  $  1,910,106
Collateral for Securities Loaned........................................................        95,996
Receivables
  Dividends and Interest................................................................         5,265
  Investment Securities Sold............................................................         1,184
  Fund Shares Sold......................................................................           246
Prepaid Expenses and Other Assets.......................................................             8
                                                                                          ------------
    Total Assets........................................................................     2,012,805
                                                                                          ------------

LIABILITIES:
Payable for Securities Loaned...........................................................        95,996
Payable for Investment Securities Purchased.............................................         3,742
Payable for Fund Shares Redeemed........................................................         2,205
Accrued Expenses and Other Liabilities..................................................           340
                                                                                          ------------
    Total Liabilities...................................................................       102,283
                                                                                          ------------
NET ASSETS..............................................................................  $  1,910,522
                                                                                          ------------
                                                                                          ------------

SHARES OUTSTANDING $.01 PAR VALUE
  (Authorized 100,000,000)..............................................................    96,310,399
                                                                                          ------------
                                                                                          ------------

NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE................................  $      19.84
                                                                                          ------------
                                                                                          ------------

Investments at Cost.....................................................................  $  1,533,129
                                                                                          ------------
                                                                                          ------------

COMPONENTS OF NET ASSETS:
Paid-In Capital.........................................................................  $  1,329,649
Undistributed Net Investment Income.....................................................         9,020
Undistributed Net Realized Gain.........................................................       194,876
Unrealized Appreciation of Investment Securities........................................       376,977
                                                                                          ------------
    Total Net Assets....................................................................  $  1,910,522
                                                                                          ------------
                                                                                          ------------

                See accompanying Notes to Financial Statements.

                        THE DFA INVESTMENT TRUST COMPANY

                        THE U.S. LARGE CAP VALUE SERIES

                            STATEMENT OF OPERATIONS

                     FOR THE SIX MONTHS ENDED MAY 31, 1999

                                  (UNAUDITED)

                             (AMOUNTS IN THOUSANDS)

INVESTMENT INCOME
    Dividends.....................................    $ 17,481
    Interest......................................         498
    Income From Securities Lending................          41
                                                      --------
        Total Investment Income...................      18,020
                                                      --------
EXPENSES
    Investment Advisory Services..................         903
    Accounting & Transfer Agent Fees..............         366
    Custodian's Fee...............................         125
    Legal Fees....................................          12
    Audit Fees....................................          16
    Shareholders' Reports.........................          15
    Trustees' Fees and Expenses...................           3
    Other.........................................          23
                                                      --------
        Total Expenses............................       1,463
                                                      --------
    NET INVESTMENT INCOME.........................      16,557
                                                      --------
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS
    Net Realized Gain on Investment Securities....     194,883
    Change in Unrealized Appreciation of
     Investment Securities........................      45,351
                                                      --------
    NET GAIN ON INVESTMENT SECURITIES.............     240,234
                                                      --------
NET INCREASE IN NET ASSETS RESULTING FROM
  OPERATIONS......................................    $256,791
                                                      --------
                                                      --------

                See accompanying Notes to Financial Statements.

                        THE DFA INVESTMENT TRUST COMPANY

                        THE U.S. LARGE CAP VALUE SERIES

                      STATEMENTS OF CHANGES IN NET ASSETS
                             (AMOUNTS IN THOUSANDS)

                                                                          SIX MONTHS      YEAR
                                                                             ENDED        ENDED
                                                                            MAY 31,     NOV. 30,
                                                                             1999         1998
                                                                          -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
Operations:
    Net Investment Income...............................................  $    16,557  $    27,904
    Net Realized Gain on Investment Securities..........................      194,883      136,077
    Change in Unrealized Appreciation of Investment Securities..........       45,351       12,481
                                                                          -----------  -----------
        Net Increase in Net Assets Resulting from Operations............      256,791      176,462
                                                                          -----------  -----------
Distributions From:
    Net Investment Income...............................................       (8,508)     (28,682)
    Net Realized Gains..................................................     (135,996)     (82,634)
                                                                          -----------  -----------
        Total Distributions.............................................     (144,504)    (111,316)
                                                                          -----------  -----------
Capital Share Transactions (1):
    Shares Issued.......................................................      111,414      281,067
    Shares Issued in Lieu of Cash Distributions.........................      142,397       91,193
    Shares Redeemed.....................................................     (211,483)    (171,495)
                                                                          -----------  -----------
        Net Increase From Capital Share Transactions....................       42,328      200,765
                                                                          -----------  -----------
        Total Increase..................................................      154,615      265,911
NET ASSETS
    Beginning of Period.................................................    1,755,907    1,489,996
                                                                          -----------  -----------
    End of Period.......................................................  $ 1,910,522  $ 1,755,907
                                                                          -----------  -----------
                                                                          -----------  -----------
(1) SHARES ISSUED AND REDEEMED:
    Shares Issued.......................................................        6,017       15,137
    Shares Issued in Lieu of Cash Distributions.........................        8,341        5,270
    Shares Redeemed.....................................................      (11,483)      (9,356)
                                                                          -----------  -----------
                                                                                2,875       11,051
                                                                          -----------  -----------
                                                                          -----------  -----------

                See accompanying Notes to Financial Statements.

                        THE DFA INVESTMENT TRUST COMPANY

                        THE U.S. LARGE CAP VALUE SERIES

                              FINANCIAL HIGHLIGHTS
                (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                             SIX MONTHS        YEAR         YEAR          YEAR           YEAR         YEAR
                                ENDED         ENDED        ENDED          ENDED         ENDED        ENDED
                               MAY 31,       NOV. 30,     NOV. 30,      NOV. 30,       NOV. 30,     NOV. 30,
                                1999           1998         1997          1996           1995         1994
                             -----------     --------     --------     -----------     --------     --------
                             (UNAUDITED)
Net Asset Value, Beginning
  of Period................    $   18.79     $  18.09     $  15.52       $   13.29     $   9.92     $  10.59
                             -----------     --------     --------     -----------     --------     --------
Income from Investment
  Operations
  Net Investment Income....         0.17         0.31         0.32            0.31         0.32         0.33
  Net Gains (Losses) on
    Securities (Realized
    and Unrealized)........         2.43         1.71         3.38            2.57         3.53        (0.65)
                             -----------     --------     --------     -----------     --------     --------
  Total from Investment
    Operations.............         2.60         2.02         3.70            2.88         3.85        (0.32)
                             -----------     --------     --------     -----------     --------     --------
Less Distributions
  Net Investment Income....        (0.09)       (0.32)       (0.31)          (0.31)       (0.31)       (0.35)
  Net Realized Gains.......        (1.46)       (1.00)       (0.82)          (0.34)       (0.17)          --
                             -----------     --------     --------     -----------     --------     --------
  Total Distributions......        (1.55)       (1.32)       (1.13)          (0.65)       (0.48)       (0.35)
                             -----------     --------     --------     -----------     --------     --------
Net Asset Value, End of
  Period...................    $   19.84     $  18.79     $  18.09       $   15.52     $  13.29     $   9.92
                             -----------     --------     --------     -----------     --------     --------
                             -----------     --------     --------     -----------     --------     --------
Total Return...............        15.20%#      11.93%       25.31%          22.48%       39.26%      (3.13)%

Net Assets, End of Period
  (thousands)..............    $1,910,522    $1,755,907   $1,489,996     $ 987,942     $423,027     $198,848
Ratio of Expenses to
  Average Net Assets.......         0.16%*       0.16%        0.18%           0.19%        0.21%        0.22%
Ratio of Net Investment
  Income to Average Net
  Assets...................         1.84%*       1.67%        1.96%           2.37%        2.84%        3.72%
Portfolio Turnover Rate....        37.54%*      24.70%       17.71%          20.12%       29.41%       39.33%

--------------

*   Annualized

#   Non-Annualized

                See accompanying Notes to Financial Statements.

                        THE DFA INVESTMENT TRUST COMPANY
                         NOTES TO FINANCIAL STATEMENTS
                                  (UNAUDITED)

A. ORGANIZATION:

    The DFA Investment Trust Company (the "Trust") is an open-end management investment company registered under the Investment Company Act of 1940. The Trust currently offers seventeen series, of which The U.S. Large Cap Value Series (the "Series") is presented in this report.

B. SIGNIFICANT ACCOUNTING POLICIES:

    The following significant accounting policies are in conformity with generally accepted accounting principles for investment companies. Such policies are consistently followed by the Trust in preparation of its financial statements. The preparation of financial statements in accordance with generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

    1. SECURITY VALUATION: Securities held by the Series which are listed on a securities exchange and for which market quotations are readily available are valued at the last quoted sale price of the day, or if there is no such reported sale, at the mean between the most recent bid and asked prices. Price information on listed securities is taken from the exchange where the security is primarily traded. Unlisted securities for which market quotations are readily available are valued at the mean between the most recent bid and asked prices. Securities for which quotations are not readily available are valued in good faith at fair value using methods determined by the Board of Trustees.

    2. FEDERAL INCOME TAXES: It is the Series' intention to continue to qualify as a regulated investment company and distribute all of its taxable income. Accordingly, no provision for Federal taxes is required in the financial statements.

    3. REPURCHASE AGREEMENTS: The Series may purchase money market instruments subject to the seller's agreement to repurchase them at an agreed upon date and price. The seller will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system or with the Trust's custodian or a third party sub-custodian. All open repurchase agreements were entered into on May 28, 1999.

    4. OTHER: Security transactions are accounted for on the date the securities are purchased or sold. Costs used in determining realized gains and losses on the sale of investment securities are those of specific securities sold. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Interest income is recorded on the accrual basis. Discount and premium on securities purchased are amortized over the lives of the respective securities. Expenses directly attributable to a Series are directly charged. Common expenses are allocated using methods determined by the Board of Trustees.

C. INVESTMENT ADVISOR:

    Dimensional Fund Advisors Inc. ("DFA" or the "Advisor") provides investment advisory services to the Series. For the six months ended May 31, 1999, the Series' advisory fees were computed daily and paid monthly to the Advisor based on an effective annual rate of 0.10 of 1% of average daily net assets.

    Certain officers of the Series are also officers, directors and shareholders of the Advisor.

D. PURCHASES AND SALES OF SECURITIES:

    For the six months ended May 31, 1999, the Series made the following purchases and sales of investment securities other than U.S. Government Securities (amounts in thousands):

Purchases..................................................  $ 334,959
Sales......................................................    413,648

E. INVESTMENT TRANSACTIONS:

    At May 31, 1999, gross unrealized appreciation and depreciation for federal income tax purposes of investment securities was as follows (amounts in thousands):

Gross Unrealized Appreciation..............................  $ 447,977
Gross Unrealized Depreciation..............................    (71,000)
                                                             ---------
Net........................................................  $ 376,977
                                                             ---------
                                                             ---------

F. LINE OF CREDIT:

    The Trust, together with other DFA-advised portfolios, has entered into a $50 million unsecured line of credit with its domestic custodian bank. Each series is permitted to borrow, subject to its investment limitations, up to a maximum of $50 million. Borrowings under the line are charged interest at the current overnight federal funds rate plus a variable rate determined at the date of borrowing. Each series is individually, and not jointly liable for its particular advances under the line. There is no commitment fee on the unused portion of the line of credit. Borrowings under the line of credit by the Series for the six months ended May 31, 1999 were as follows:

   WEIGHTED         WEIGHTED         NUMBER OF       INTEREST      MAXIMUM AMOUNT
    AVERAGE         AVERAGE            DAYS           EXPENSE     BORROWED DURING
 INTEREST RATE    LOAN BALANCE      OUTSTANDING      INCURRED        THE PERIOD
---------------  --------------  -----------------  -----------  ------------------
        5.55%     $  2,389,000              12       $   7,365     $    7,639,000

    There were no outstanding borrowings under the line of credit at May 31, 1999.

G. SECURITIES LENDING:

    Loans of domestic securities are required at all times to be secured by collateral at least equal to 102% of the market value of the securities on loan. However, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. In the event that the borrower fails to return loaned securities, and cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities and provided such collateral insufficiency is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Series or, at the option of the lending agent, replace the loaned securities. Such cash collateral for May 31, 1999 was reinvested into overnight repurchase agreements with Salomon Brothers and Barclays de Zoette Wedd which was in turn collateralized by U.S. Government Treasury Securities. At May 31, 1999, the market value of securities on loan to brokers was $92,025,925, the related collateral cash received was $95,995,560 and the value of collateral on overnight repurchase agreements was $95,730,705.